CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 476,311	$ 420,550	$ 620,783	$ 676,323	$ 1,315,660	$ 823,147
Cost of Sales	314,923	247,991	435,631	386,648	1,081,347	776,853
Gross Profit	161,388	172,559	185,152	289,675	234,313	46,294
Operating Expenses:
Selling, General & Administrative	158,543	188,979	313,074	364,699	289,167	377,451
Consulting fees					134,355	68,111
Professional and legal fees					95,535	66,665
Salaries and wages, administrative					318,805	155,728
Total operating exepenses	158,543	188,979	313,074	364,699	837,862	667,955
Income (Loss) from operations	2,845	(16,420)	(127,922)	(75,024)	(603,549)	(621,661)
Other expenses
Interest on notes payable	19,475	11,947	29,707	13,845	33,638	4,923
Loss before provision for income taxes	(16,630)	(28,367)	(157,629)	(88,869)	(637,187)	(626,584)
Provision for income tax - Note 1	0	0	0	0	0	0
Net loss applicable to common shareholders	$ (16,630)	$ (28,367)	$ (157,629)	$ (88,869)	$ (637,187)	$ (626,584)
Net loss per share (Basic and fully diluted) (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average number of common shares used in the calculation (in Shares)	24,791,105	18,376,895	24,346,605	19,010,681	20,267,052	18,917,104